Other Non-current Liabilities - Summary of Other Noncurrent Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other non-current liabilities [abstract]
Accruals and deferred income	£ 104	£ 66
Consumer Healthcare put option liability		7,420
Other payables	877	959
Other noncurrent liabilities	£ 981	£ 8,445